Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

Note 19    Subsequent events

Acquisition of OCS and Orange Studio by Canal+ Group

Orange and the Canal+ Group have announced on January 9, 2023 the signature of a memorandum of understanding anticipating the acquisition by the Canal+ Group of all capital held by Orange in the OCS pay TV package and in Orange Studio, the film and series co-production subsidiary. The Canal+ Group will become the sole shareholder of both companies following this transaction.

The operation will be notified to the French Competition Authority.